Trade and other receivables (Tables)	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Summary of detailed information about trade and other receivables

	2021	2020

Trade receivables	$9,261	$10,947

Sales tax receivable	243	407

Other receivables	983	1,076

	$10,487	$12,430